Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Merchandise	$3,903	$4,070
Project in process	6,167	4,805
Work in process	126	145
Raw materials	137	224
	10,333	9,244
Land held under development	1,999	1,999
Construction in progress	77	84
	$12,409	$11,327